Summary of Significant Accounting Policies - Additional Information (Detail) - 12 months ended Dec. 31, 2017	EUR (€) Segment € / shares	kr / shares
Disclosure of summary of significant accounting policies [line items]
Milestone and royalty payments received | €	€ 0
Nominal value common shares | kr / shares		kr 1
Number of reportable segment | Segment	1
Ordinary shares [member]
Disclosure of summary of significant accounting policies [line items]
Nominal value common shares | € / shares	€ 0.13